DEPOSIT (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended	21 Months Ended	24 Months Ended
	Feb. 08, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
DEPOSIT [Abstract]
Good faith deposit for acquisition		$ (25,000)		$ (40,000)	$ (40,000)	$ (65,000)
License rights fee	$ 25,000